UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04765
BNY Mellon New York AMT-Free Municipal Bond Fund
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
5/31/26
ITEM 1 - Reports to Stockholders
BNY Mellon New York AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class A – PSNYX
This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40	0.79%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$842	231	9.45%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)

Education
13.6%
Airport
12.0%
Medical
9.9%
Water & Sewer
9.7%
Development
6.5%
General Obligation
5.5%
Tobacco Settlement
5.1%
Transportation
4.7%
Nursing Homes
3.5%
Utilities
3.3%
Housing
1.7%
Net Other Assets and Liabilities
24.5%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0021SA0526

BNY Mellon New York AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class C – PNYCX
This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.78%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$842	231	9.45%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0631SA0526

BNY Mellon New York AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class I – DNYIX
This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.54%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$842	231	9.45%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6108SA0526

BNY Mellon New York AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Y – DNYYX
This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$31	0.62%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$842	231	9.45%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0028SA0526
BNY Mellon New York AMT-Free Municipal Bond Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Z – DNYAX
This semi-annual shareholder report contains important information about BNY Mellon New York AMT-Free Municipal Bond Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$27	0.53%*
*	Annualized.
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$842	231	9.45%
Portfolio Holdings (as of 5/31/26 )
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6357SA0526

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon New York AMT-Free Municipal Bond Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
A	PSNYX
C	PNYCX
I	DNYIX
Y	DNYYX
Z	DNYAX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon New York AMT-Free Municipal Bond Fund
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6%
New York — 96.8%
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2046	2,940,000	2,805,287
Albany Capital Resource Corp., Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000	2,828,594
Albany Capital Resource Corp., Revenue Bonds, Refunding (Albany Medical Center Hospital Project) Ser. A	5.50	5/1/2055	5,000,000	5,337,495
Brookhaven Local Development Corp., Revenue Bonds (Jefferson’s Ferry Project) Ser. B	4.00	11/1/2045	4,020,000	3,741,563
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2041	1,530,000	1,450,149
Broome County Local Development Corp., Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000	1,014,375
Broome County Local Development Corp., Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	4/1/2050	3,000,000	2,661,481
Build New York City Resource Corp., Revenue Bonds	5.50	7/1/2055	3,500,000	3,605,670
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000	656,525
Build New York City Resource Corp., Revenue Bonds (Classical Charter School Project)	4.75	6/15/2053	1,450,000	1,290,918
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2041	525,000	470,752
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2051	2,940,000	2,333,781
Build New York City Resource Corp., Revenue Bonds (NY Preparatory Charter School Project) Ser. A(a)	4.00	6/15/2056	980,000	745,776
Build New York City Resource Corp., Revenue Bonds (Riverspring Health Senior Living, Inc. Project) Ser. A(a)	6.50	12/15/2045	4,265,000	4,321,527
Build New York City Resource Corp., Revenue Bonds (South Bronx Classical Charter School V Project) Ser. A	5.00	6/15/2046	825,000	832,023
Build New York City Resource Corp., Revenue Bonds (South Bronx Classical Charter School V Project) Ser. A	5.25	6/15/2056	1,250,000	1,252,842
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2042	1,200,000	1,154,419
Build New York City Resource Corp., Revenue Bonds (Success Academy Charter School)	4.00	9/1/2043	880,000	842,070
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2052	4,000,000	4,046,719
Build New York City Resource Corp., Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	4,000,000	4,036,138
Build New York City Resource Corp., Revenue Bonds (The Nightingale-Bamford School Project)	5.00	7/1/2040	2,500,000	2,747,529
Build New York City Resource Corp., Revenue Bonds (The Renaissance Charter School 2 Project) Ser. A	5.50	6/15/2055	3,655,000	3,586,856
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.00	12/1/2041	1,000,000	1,085,084
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2051	1,000,000	1,056,673
Build New York City Resource Corp., Revenue Bonds (Urban Resource Institute Project) Ser. A	5.50	12/1/2056	1,500,000	1,576,475

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.38	10/15/2061	3,500,000	3,335,355
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	5.50	6/1/2056	2,345,000	2,299,545
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A	5.75	6/15/2060	6,000,000	6,010,445
Build New York City Resource Corp., Revenue Bonds (Zeta Charter Schools, Inc. Project) Ser. A(a)	7.00	12/15/2055	4,000,000	4,038,942
Build New York City Resource Corp., Revenue Bonds, Refunding (Q Student Residences Project) Ser. A	5.00	6/1/2038	1,000,000	1,000,796
Empire State Development Corp., Revenue Bonds, Ser. A	5.00	3/15/2037	4,000,000	4,294,135
Hempstead Town Local Development Corp., Revenue Bonds (Adelphi University Project) Ser. A	5.00	10/1/2045	1,330,000	1,375,598
Hempstead Town Local Development Corp., Revenue Bonds (Adelphi University Project) Ser. A	5.00	10/1/2046	775,000	792,508
Hempstead Town Local Development Corp., Revenue Bonds (Adelphi University Project) Ser. A	5.25	10/1/2051	3,000,000	3,077,013
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000	819,846
Hempstead Town Local Development Corp., Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2039	1,200,000	1,210,095
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	2/15/2047	7,000,000	6,429,716
Hudson Yards Infrastructure Corp., Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	5,000,000	5,058,289
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2037	2,150,000	2,213,161
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2038	2,900,000	2,973,498
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	3,057,781
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	4.00	9/1/2041	2,030,000	2,043,640
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,603,991
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2037	2,000,000	2,132,788
Long Island Power Authority, Revenue Bonds, Refunding, Ser. A	5.25	9/1/2050	10,000,000	10,700,496
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2037	8,825,000	8,968,472
Metropolitan Transportation Authority, Revenue Bonds (Sustainable Bond) Ser. A	5.00	11/15/2038	5,920,000	6,011,048
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	5.25	11/15/2055	2,000,000	2,070,695
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. C1	5.00	11/15/2050	3,305,000	3,338,781
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Sustainable Bond) (Insured; Build America Mutual) Ser. A	4.00	11/15/2048	7,240,000	6,645,784
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	4,750,000	4,779,926
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2043	1,335,000	1,435,133
Monroe County Industrial Development Corp., Revenue Bonds (Eugenio Maria De Hostos Charter School Project)(a)	5.00	7/1/2044	3,595,000	3,529,679
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,103,912
Monroe County Industrial Development Corp., Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,154,115
Monroe County Industrial Development Corp., Revenue Bonds (University of Rochester Project) Ser. A	5.00	7/1/2053	3,500,000	3,631,227
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	1,555,000	1,356,925

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (St. John Fisher University Project)	5.25	6/1/2054	1,685,000	1,746,485
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	11,470,000	10,373,868
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2035	800,000	816,294
Monroe County Industrial Development Corp., Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,018,205
New York City, GO, Ser. A	4.13	8/1/2053	1,000,000	919,851
New York City, GO, Ser. A1	5.00	8/1/2037	8,500,000	8,522,150
New York City, GO, Ser. AA1	4.00	8/1/2037	4,000,000	4,026,463
New York City, GO, Ser. C	4.00	8/1/2036	5,000,000	5,082,439
New York City, GO, Ser. C1	4.00	9/1/2052	1,500,000	1,351,227
New York City, GO, Ser. D	5.25	10/1/2055	4,000,000	4,226,253
New York City, GO, Ser. D1	5.50	5/1/2044	1,000,000	1,082,943
New York City, GO, Ser. D1	5.50	5/1/2046	1,250,000	1,335,625
New York City, GO, Ser. E1	4.00	4/1/2045	4,000,000	3,796,835
New York City, GO, Ser. F1	5.00	4/1/2034	2,000,000	2,067,320
New York City, GO, Ser. F1	5.00	4/1/2035	3,500,000	3,611,487
New York City, GO, Ser. F1	5.00	4/1/2039	3,000,000	3,075,611
New York City, GO, Ser. G	5.25	2/1/2047	1,200,000	1,289,935
New York City, GO, Ser. G	5.25	2/1/2053	1,000,000	1,053,318
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	2,050,484
New York City Housing Development Corp., Revenue Bonds (Sustainable Bond) (Insured; Federal Housing Administration) Ser. A1	4.75	11/1/2054	3,500,000	3,502,928
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2030	2,000,000	2,145,047
New York City Industrial Development Agency, Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,360,660
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2031	2,500,000	2,589,472
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2032	1,750,000	1,805,032
New York City Industrial Development Agency, Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Corp.)	4.00	3/1/2045	5,000,000	4,803,329
New York City Industrial Development Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2028	2,775,000	2,776,724
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	4.00	6/15/2051	1,500,000	1,368,590
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	5,000,000	5,267,837
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2053	8,695,000	9,114,878
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. AA1	5.25	6/15/2055	10,000,000	10,576,085
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. BB	5.00	6/15/2056	4,000,000	4,138,916
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. CC1	5.25	6/15/2054	10,000,000	10,502,355
New York City Municipal Water Finance Authority, Revenue Bonds, Ser. DD1	4.00	6/15/2050	7,500,000	6,896,562
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2040	8,000,000	8,439,124
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	5.00	6/15/2046	4,000,000	4,297,026
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. A3	5.00	8/1/2040	7,045,000	7,164,302

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	4.00	5/1/2051	7,000,000	6,349,962
New York City Transitional Finance Authority, Revenue Bonds (Future Tax) Ser. C1	5.00	5/1/2041	1,000,000	1,092,305
New York City Transitional Finance Authority, Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	10,760,000	11,122,281
New York City Transitional Finance Authority, Revenue Bonds, Ser. A2	5.00	8/1/2039	5,500,000	5,598,306
New York City Transitional Finance Authority, Revenue Bonds, Ser. B1	4.00	8/1/2048	5,000,000	4,618,072
New York City Transitional Finance Authority, Revenue Bonds, Ser. C	5.25	11/1/2055	7,000,000	7,375,736
New York City Transitional Finance Authority, Revenue Bonds, Refunding (Future Tax) Ser. D	5.00	11/1/2039	10,000,000	10,331,576
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. A(b)	0.00	11/15/2050	18,180,000	5,654,322
New York Convention Center Development Corp., Revenue Bonds (Hotel Unit Fee) Ser. B(b)	0.00	11/15/2046	11,220,000	4,184,414
New York Convention Center Development Corp., Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	4,500,000	4,502,852
New York Counties Tobacco Trust I, Revenue Bonds, Ser. A	6.50	6/1/2035	10,000	10,000
New York Energy Finance Development Corp., Revenue Bonds(c)	5.00	12/1/2033	15,890,000	16,444,165
New York Liberty Development Corp., Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	4,000,000	3,766,694
New York Liberty Development Corp., Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	8,400,000	9,573,160
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2050	2,795,000	2,583,179
New York Power Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	5,000,000	4,508,736
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2039	2,040,000	2,247,520
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2040	2,160,000	2,360,778
New York State Dormitory Authority, Revenue Bonds	5.50	7/1/2041	2,285,000	2,489,506
New York State Dormitory Authority, Revenue Bonds (Fordham University)	4.00	7/1/2046	2,500,000	2,330,713
New York State Dormitory Authority, Revenue Bonds (Memorial Sloan- Kettering Cancer Center) (Insured; National Public Finance Guarantee Corp.) Ser. 1(b)	0.00	7/1/2028	18,335,000	17,259,722
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2049	2,300,000	2,357,610
New York State Dormitory Authority, Revenue Bonds (New York Institute of Technology)	5.25	7/1/2054	2,900,000	2,944,228
New York State Dormitory Authority, Revenue Bonds (New York University) (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	7/1/2027	5,985,000	6,091,576
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2050	2,450,000	2,478,352
New York State Dormitory Authority, Revenue Bonds (Orchard Park CCRC, Inc. Obligated Group) Ser. A	5.13	11/15/2055	1,975,000	1,983,481
New York State Dormitory Authority, Revenue Bonds (Roswell Park Cancer Institute Obligated Group)(Insured; Assured Guaranty Corp.) Ser. A1	5.50	7/1/2050	2,500,000	2,700,821
New York State Dormitory Authority, Revenue Bonds (White Plains Hospital Obligated Group) (Insured; Assured Guaranty Corp.)	5.50	10/1/2054	8,000,000	8,483,258
New York State Dormitory Authority, Revenue Bonds, Ser. A(d)	4.00	3/15/2029	10,000	10,382
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000	5,055,130
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	3,000,000	3,002,974

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.25	10/1/2050	2,400,000	2,510,366
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2043	1,685,000	1,880,263
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.)	5.50	7/1/2045	1,000,000	1,094,994
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2034	1,125,000	1,147,231
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2035	900,000	915,226
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. A	4.00	10/1/2036	575,000	582,907
New York State Dormitory Authority, Revenue Bonds, Refunding (Memorial Sloan-Kettering Cancer Center) Ser. 1	5.00	7/1/2042	1,000,000	1,013,388
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2033	2,000,000	2,047,393
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	2,010,000	2,052,167
New York State Dormitory Authority, Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,844,705
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	4.00	7/1/2052	7,400,000	6,301,952
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2040	1,000,000	1,046,572
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2041	1,000,000	1,043,098
New York State Dormitory Authority, Revenue Bonds, Refunding (New School) Ser. A	5.00	7/1/2042	1,325,000	1,375,245
New York State Dormitory Authority, Revenue Bonds, Refunding (Northwell Health Obligated Group) Ser. A	4.00	5/1/2054	5,000,000	4,390,514
New York State Dormitory Authority, Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	500,869
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	4.00	7/1/2048	3,775,000	3,341,359
New York State Dormitory Authority, Revenue Bonds, Refunding (St. John’s University) Ser. A	5.00	7/1/2030	1,250,000	1,277,691
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School Project) Ser. A	5.00	7/1/2036	2,000,000	2,012,579
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A(d)	4.00	3/15/2029	5,000	5,191
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2054	5,000,000	4,519,193
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2037	5,000,000	5,249,174
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. B	4.00	3/15/2054	10,000,000	8,980,615
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2036	1,964,000	2,015,914
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	4.00	7/1/2037	986,000	1,006,777
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	6,000,000	6,043,021
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. E	5.00	3/15/2036	3,000,000	3,290,852
New York State Energy Research & Development Authority, Revenue Bonds (Rochester Gas and Electric Corp Project) Ser. B	4.00	5/15/2032	3,000,000	3,033,573
New York State Energy Research & Development Authority, Revenue Bonds, Refunding (New York State Electric & Gas Corp.) Ser. C	4.00	4/1/2034	1,000,000	1,026,110
New York State Environmental Facilities Corp., Revenue Bonds, Refunding	5.00	6/15/2041	15,000,000	15,012,892
New York State Environmental Facilities Corp., Revenue Bonds, Refunding (New York City Municipal Water Finance Authority Projects) Ser. A	5.00	6/15/2029	1,630,000	1,752,093

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
New York State Housing Finance Agency, Revenue Bonds (Sustainable Bond) (Insured; State of New York Mortgage Agency)(c)	3.80	5/1/2029	4,000,000	4,001,376
New York State Mortgage Agency, Revenue Bonds, Ser. 223	3.50	4/1/2049	385,000	384,658
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Corp.) Ser. B	4.00	1/1/2050	3,000,000	2,751,212
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A	4.00	3/15/2051	1,000,000	919,277
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	6,000,000	5,390,276
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2041	1,750,000	1,714,641
New York Transportation Development Corp., Revenue Bonds	4.00	10/31/2046	2,500,000	2,302,566
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000	1,950,070
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	7,500,000	7,183,008
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	1/1/2032	4,000,000	4,096,086
New York Transportation Development Corp., Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	3,000,000	3,129,791
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2055	2,500,000	2,683,247
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport New Terminal One Project) (Insured; Assured Guaranty Corp.)	6.00	6/30/2060	10,000,000	10,695,545
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2032	1,025,000	1,110,144
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2033	1,500,000	1,617,693
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.00	12/1/2041	5,000,000	5,208,486
New York Transportation Development Corp., Revenue Bonds (John F. Kennedy International Airport Terminal)	5.50	6/30/2054	10,890,000	11,043,948
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project)	5.63	4/1/2040	2,000,000	2,125,063
New York Transportation Development Corp., Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	6,420,000	6,419,966
New York Transportation Development Corp., Revenue Bonds, Refunding (American Airlines)	3.00	8/1/2031	2,580,000	2,487,686
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2040	2,500,000	2,438,482
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal)	4.00	12/1/2042	3,000,000	2,871,336
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2032	1,550,000	1,642,232
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) Ser. A	5.00	12/1/2033	1,450,000	1,531,555
New York Transportation Development Corp., Revenue Bonds, Refunding (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. B(e)	5.00	12/31/2054	1,500,000	995,072
New York Transportation Development Corp., Revenue Bonds, Refunding (Sustainable Bond) (John F. Kennedy International Airport Terminal) (Insured; Assured Guaranty Corp.) Ser. A	5.25	12/31/2054	7,000,000	7,180,764
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000	2,000,433
Niagara Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000	1,716,053
Oneida County Local Development Corp., Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.) Ser. A	4.00	12/1/2051	4,000,000	3,538,086
Oneida County Local Development Corp., Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Corp.)	4.00	12/1/2049	4,500,000	4,048,363

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
Onondaga Civic Development Corp., Revenue Bonds, Refunding (Syracuse University) Ser. A	5.00	12/1/2034	1,550,000	1,670,064
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	4.00	11/1/2047	4,000,000	3,669,346
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000	2,120,012
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93	6.13	6/1/2094	16,955,000	16,982,470
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	10/1/2035	5,000,000	5,029,386
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195	5.00	4/1/2036	4,000,000	4,022,572
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	2,000,000	2,017,903
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 211	5.00	9/1/2048	2,000,000	2,052,481
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2036	1,000,000	1,021,432
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 236	5.00	1/15/2052	1,500,000	1,527,504
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 237	5.00	1/15/2052	2,000,000	2,076,654
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 238	5.00	7/15/2038	1,000,000	1,083,613
Schenectady County Capital Resource Corp., Revenue Bonds, Refunding (Union College Project)	5.25	7/1/2052	700,000	721,100
Suffolk County Economic Development Corp., Revenue Bonds (Catholic Health Services of Long Island Obligated Group Project) Ser. C	5.00	7/1/2031	2,370,000	2,373,175
Suffolk Tobacco Asset Securitization Corp., Revenue Bonds, Refunding	4.00	6/1/2050	4,000,000	3,401,271
The Genesee County Funding Corp., Revenue Bonds (Rochester Regional Health Energy Projects) Ser. A	5.50	12/1/2055	2,500,000	2,601,242
The Genesee County Funding Corp., Revenue Bonds, Refunding (Rochester Regional Health Obligated Group) Ser. A	5.25	12/1/2052	2,500,000	2,531,015
The Trust for Cultural Resources of The City of New York, Revenue Bonds (Lincoln Center For The Performing Arts, Inc.) Ser. A	5.00	12/1/2035	2,250,000	2,552,101
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000	3,045,687
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000	2,240,613
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C1A	4.00	5/15/2046	4,000,000	3,754,479
Triborough Bridge & Tunnel Authority, Revenue Bonds, Ser. C3	3.00	5/15/2051	10,500,000	7,863,602
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. A	4.00	5/15/2051	3,000,000	2,715,266
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C	5.00	11/15/2037	10,000,000	10,428,636
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	5,000,000	5,115,789
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding (Sustainable Bond) Ser. B1	4.13	5/15/2054	6,790,000	6,220,883
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute Project)	5.00	9/1/2041	1,720,000	1,865,770
Troy Capital Resource Corp., Revenue Bonds, Refunding (Rensselaer Polytechnic Institute Project)	5.00	9/1/2042	1,105,000	1,193,443
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	5,000,000	5,079,165
TSASC, Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	18,000,000	18,127,291
Westchester County Local Development Corp., Revenue Bonds (NY Blood Center Project)	5.00	7/1/2038	1,700,000	1,823,152
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000	274,871
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2028	280,000	288,737
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000	257,795
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2034	200,000	205,401

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments — 97.6% (continued)
New York — 96.8% (continued)
Westchester County Local Development Corp., Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2042	465,000	470,595
Westchester County Local Development Corp., Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)(a)	5.00	7/1/2046	8,800,000	8,549,641
Westchester Tobacco Asset Securitization Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	12,260,000	12,362,521
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	951,346
Western Nassau County Water Authority, Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2051	1,500,000	1,367,991
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	420,127
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2049	640,000	583,507
Yonkers Economic Development Corp., Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2054	465,000	412,770
				815,244,985
U.S. Related — .8%
Guam Government Waterworks Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2044	1,770,000	1,842,091
Puerto Rico, GO, Ser. A1	5.63	7/1/2027	2,000,000	2,031,854
Puerto Rico, GO, Ser. A1	5.63	7/1/2029	2,500,000	2,628,172
				6,502,117
Total Investments (cost $846,858,453)			97.6%	821,747,102
Cash and Receivables (Net)			2.4%	20,142,615
Net Assets			100.0%	841,889,717

GO—Government Obligation

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2026, these securities amounted to $29,624,998 or 3.5% of net assets.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.
(d)
These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(e)	Multi-coupon. Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	846,858,453	821,747,102
Cash		9,252,263
Interest receivable		11,701,101
Receivable for shares of Beneficial Interest subscribed		24,524
Prepaid expenses		60,051
		842,785,041
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		416,679
Payable for shares of Beneficial Interest redeemed		375,215
Trustees’ fees and expenses payable		11,323
Other accrued expenses		92,107
		895,324
Net Assets ($)		841,889,717
Composition of Net Assets ($):
Paid-in capital		885,651,895
Total distributable earnings (loss)		(43,762,178)
Net Assets ($)		841,889,717

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	175,799,358	360,119	58,598,998	896,748	606,234,494
Shares Outstanding	12,923,770	26,467	4,308,182	65,853	44,584,892
Net Asset Value Per Share ($)	13.60	13.61	13.60	13.62	13.60
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2026 (Unaudited)

Investment Income ($):
Interest Income	16,317,135
Expenses:
Management fee—Note 3(a)	1,904,383
Shareholder servicing costs—Note 3(c)	386,207
Professional fees	57,856
Registration fees	39,447
Trustees’ fees and expenses—Note 3(d)	35,748
Chief Compliance Officer fees—Note 3(c)	19,799
Loan commitment fees—Note 2	10,351
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Prospectus and shareholders’ reports	9,807
Custodian fees—Note 3(c)	4,796
Distribution plan fees—Note 3(b)	1,333
Miscellaneous	20,586
Total Expenses	2,500,313
Less—reduction in fees due to earnings credits—Note 3(c)	(4,796)
Net Expenses	2,495,517
Net Investment Income	13,821,618
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(2,292,067)
Net change in unrealized appreciation (depreciation) on investments	3,086,918
Net Realized and Unrealized Gain (Loss) on Investments	794,851
Net Increase in Net Assets Resulting from Operations	14,616,469
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Operations ($):
Net investment income	13,821,618	26,687,236
Net realized gain (loss) on investments	(2,292,067)	(5,789,640)
Net change in unrealized appreciation (depreciation) on investments	3,086,918	(11,430,749)
Net Increase (Decrease) in Net Assets Resulting from Operations	14,616,469	9,466,847
Distributions ($):
Distributions to shareholders:
Class A	(2,724,485)	(5,403,689)
Class C	(3,621)	(11,516)
Class I	(933,792)	(1,536,513)
Class Y	(2,353)	(171)
Class Z	(9,972,312)	(19,627,561)
Total Distributions	(13,636,563)	(26,579,450)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	3,366,127	11,826,477
Class C	15,000	17,000
Class I	10,232,893	29,618,164
Class Y	769,074	116,174
Class Z	10,534,234	7,072,044
Distributions reinvested:
Class A	2,417,236	4,737,731
Class C	3,621	11,454
Class I	922,420	1,513,085
Class Y	2,337	141
Class Z	8,310,369	16,190,253
Cost of shares redeemed:
Class A	(14,951,868)	(28,761,009)
Class C	(5,492)	(912,931)
Class I	(8,003,761)	(18,809,436)
Class Y	(1,288)	(125)
Class Z	(37,049,281)	(88,797,712)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(23,438,379)	(66,178,690)
Total Increase (Decrease) in Net Assets	(22,458,473)	(83,291,293)
Net Assets ($):
Beginning of Period	864,348,190	947,639,483
End of Period	841,889,717	864,348,190

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	247,945	887,596
Shares issued for distributions reinvested	178,084	354,189
Shares redeemed	(1,109,442)	(2,155,865)
Net Increase (Decrease) in Shares Outstanding	(683,413)	(914,080)
Class C
Shares sold	1,108	1,246
Shares issued for distributions reinvested	267	854
Shares redeemed	(412)	(67,404)
Net Increase (Decrease) in Shares Outstanding	963	(65,304)
Class I
Shares sold	755,383	2,222,899
Shares issued for distributions reinvested	67,956	113,174
Shares redeemed	(591,911)	(1,408,174)
Net Increase (Decrease) in Shares Outstanding	231,428	927,899
Class Y
Shares sold	57,179	8,542
Shares issued for distributions reinvested	172	11
Shares redeemed	(110)	(9)
Net Increase (Decrease) in Shares Outstanding	57,241	8,544
Class Z(a)
Shares sold	778,400	528,311
Shares issued for distributions reinvested	612,322	1,210,567
Shares redeemed	(2,744,498)	(6,652,694)
Net Increase (Decrease) in Shares Outstanding	(1,353,776)	(4,913,816)

(a)	During the period ended May 31, 2026, 119 Class Z shares representing $1,616 were exchanged for 119 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.58	13.82	13.43	13.29	15.23	15.22
Investment Operations:
Net investment income(a)	.21	.39	.36	.35	.34	.33
Net realized and unrealized gain (loss) on investments	.01	(.24 )	.39	.14	(1.90)	.12
Total from Investment Operations	.22	.15	.75	.49	(1.56)	.45
Distributions:
Dividends from net investment income	(.20 )	(.39 )	(.36 )	(.35 )	(.34 )	(.33 )
Dividends from net realized gain on investments	-	-	-	-	(.04 )	(.11 )
Total Distributions	(.20 )	(.39 )	(.36 )	(.35 )	(.38 )	(.44 )
Net asset value, end of period	13.60	13.58	13.82	13.43	13.29	15.23
Total Return (%)(b)	1.66 (c)	1.21	5.59	3.72	(10.33)	3.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.79 (d)	.78	.82	.91	.96	.94
Ratio of net expenses to average net assets(e)	.79 (d)	.78	.80 (f)	.83 (f)	.84 (f)	.84 (f)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.05	.05	.02
Ratio of net investment income to average net assets(e)	3.06 (d)	2.90	2.67 (f)	2.61 (f)	2.43 (f)	2.18 (f)
Portfolio Turnover Rate	9.45 (c)	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	175,799	184,819	200,625	191,608	191,825	227,800

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.59	13.82	13.44	13.29	15.23	15.22
Investment Operations:
Net investment income(a)	.14	.27	.25	.25	.23	.21
Net realized and unrealized gain (loss) on investments	.02	(.24 )	.38	.15	(1.90)	.12
Total from Investment Operations	.16	.03	.63	.40	(1.67)	.33
Distributions:
Dividends from net investment income	(.14 )	(.26 )	(.25 )	(.25 )	(.23 )	(.21 )
Dividends from net realized gain on investments	-	-	-	-	(.04 )	(.11 )
Total Distributions	(.14 )	(.26 )	(.25 )	(.25 )	(.27 )	(.32 )
Net asset value, end of period	13.61	13.59	13.82	13.44	13.29	15.23
Total Return (%)(b)	1.09 (c)	.26	4.75	3.02	(11.07)	2.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.78 (d)	1.71	1.65	1.71	1.75	1.72
Ratio of net expenses to average net assets(e)	1.78 (d)	1.71	1.59 (f)	1.59 (f)	1.60 (f)	1.62 (f)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.05	.05	.02
Ratio of net investment income to average net assets(e)	2.08 (d)	1.98	1.85 (f)	1.85 (f)	1.66 (f)	1.41 (f)
Portfolio Turnover Rate	9.45 (c)	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	360	346	1,255	2,718	4,821	6,092

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.58	13.81	13.43	13.29	15.23	15.22
Investment Operations:
Net investment income(a)	.22	.42	.40	.38	.37	.37
Net realized and unrealized gain (loss) on investments	.02	(.23 )	.38	.14	(1.90)	.12
Total from Investment Operations	.24	.19	.78	.52	(1.53)	.49
Distributions:
Dividends from net investment income	(.22 )	(.42 )	(.40 )	(.38 )	(.37 )	(.37 )
Dividends from net realized gain on investments	-	-	-	-	(.04 )	(.11 )
Total Distributions	(.22 )	(.42 )	(.40 )	(.38 )	(.41 )	(.48 )
Net asset value, end of period	13.60	13.58	13.81	13.43	13.29	15.23
Total Return (%)	1.79 (b)	1.46	5.85	3.98	(10.10)	3.29
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54 (c)	.54	.58	.68	.73	.70
Ratio of net expenses to average net assets(d)	.54 (c)	.54	.55 (e)	.59 (e)	.59 (e)	.60 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.05	.05	.02
Ratio of net investment income to average net assets(d)	3.32 (c)	3.15	2.93 (e)	2.86 (e)	2.67 (e)	2.42 (e)
Portfolio Turnover Rate	9.45 (b)	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	58,599	55,367	43,500	29,604	37,088	73,532

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	13.60	13.83	13.44	13.30	15.24	15.22
Investment Operations:
Net investment income(a)	.22	.43	.40	.38	.37	.37
Net realized and unrealized gain (loss) on investments	.02	(.24 )	.39	.17	(1.94)	.13
Total from Investment Operations	.24	.19	.79	.55	(1.57)	.50
Distributions:
Dividends from net investment income	(.22 )	(.42 )	(.40 )	(.41 )	(.33 )	(.37 )
Dividends from net realized gain on investments	-	-	-	-	(.04 )	(.11 )
Total Distributions	(.22 )	(.42 )	(.40 )	(.41 )	(.37 )	(.48 )
Net asset value, end of period	13.62	13.60	13.83	13.44	13.30	15.24
Total Return (%)	1.73 (b)	1.56	5.91	4.17	(10.38)	3.38
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62 (c)	.50	.54	.68	.73	.67
Ratio of net expenses to average net assets(d)	.62 (c)	.50	.53	.59 (e)	.59 (e)	.57 (e)
Ratio of interest and expense related to floating rate notes issued to average net assets	-	-	-	.05	.05	.02
Ratio of net investment income to average net assets(d)	3.24 (c)	3.18	2.95	2.86 (e)	2.68 (e)	2.45 (e)
Portfolio Turnover Rate	9.45 (b)	16.68	19.61	10.20	7.49	7.88
Net Assets, end of period ($ x 1,000)	897	117	1	1	1	317

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended May 31, 2026 (Unaudited)	Year Ended November 30,
Class Z Shares		2025	2024(a)
Per Share Data ($):
Net asset value, beginning of period	13.58	13.81	13.61
Investment Operations:
Net investment income(b)	.22	.41	.21
Net realized and unrealized gain (loss) on investments	.02	(.23 )	.20
Total from Investment Operations	.24	.18	.41
Distributions:
Dividends from net investment income	(.22 )	(.41 )	(.21 )
Net asset value, end of period	13.60	13.58	13.81
Total Return (%)	1.72 (c)	1.37	3.67 (c)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.54 (d)	.62	.61 (d)
Ratio of net expenses to average net assets(e)	.53 (d)	.62	.60 (d)
Ratio of net investment income to average net assets(e)	3.32 (d)	3.06	2.91 (d)
Portfolio Turnover Rate	9.45 (c)	16.68	19.61
Net Assets, end of period ($ x 1,000)	606,234	623,699	702,258

(a)	On May 17, 2024, the fund commenced offering Class Z shares.
(b)	Based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon New York AMT-Free Municipal Bond Fund (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $250,000 or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear shareholder services plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in municipal securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other municipal securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the fund’s Board of Trustees (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value (“NAV”)), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	—	821,747,102	—	821,747,102
	—	821,747,102	—	821,747,102

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.
The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.
Municipal Securities Risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the yield and/or value of the fund’s investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund’s share price. Any such credit impairment could adversely impact the value of their bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund has an unused capital loss carryover of $17,151,071 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to November 30, 2025. The fund has $4,765,623 of short-term capital losses and $12,385,448 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2025 were as follows: tax-exempt income $26,579,450. The tax character of current year distributions will be determined at the end of the current fiscal year.
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .216% of the value of the fund’s average daily net assets.
During the period ended May 31, 2026, the Distributor retained $555 from commissions earned on sales of the fund’s Class A shares.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended May 31, 2026, Class C shares were charged $1,333 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended May 31, 2026, Class A and Class C shares were charged $225,430 and $444, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2026, there were no fees charged to the Class Z shares pursuant to the Shareholder Services Plan.
The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent and Custodian fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, and custody net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $73,430 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $4,796 pursuant to the custody agreement. These fees were offset by earnings credits of $4,796.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2026, the fund was charged $6,307 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended May 31, 2026, the fund was charged $19,799 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $320,402, Distribution Plan fees of $228, Shareholder Services Plan fees of $37,770, Custodian fees of $4,787, Chief Compliance Officer fees of $3,845, Transfer Agent fees of $36,924, checkwriting fees of $1,056 and shareholder and regulatory reports service fees of $11,667.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2026, amounted to $79,375,443 and $112,635,707, respectively.
At May 31, 2026, accumulated net unrealized depreciation on investments was $25,111,351, consisting of $5,225,512 gross unrealized appreciation and $30,336,863 gross unrealized depreciation.
At May 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $55,547.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 5-6, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional New York municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New York municipal debt funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of institutional New York municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or equal to the Performance Group median for all periods, except for the three-, five- and ten-year periods when the fund’s total return performance was below the Performance Group median, and was above or equal to the Performance Universe median for all periods, except for the three- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Board also considered that the fund’s yield performance was below the Performance Group median for eight of the ten one-year periods ended December 31st and above or at the Performance Universe median for five of the ten one-year periods ended December 31st. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index. The Board noted that the fund had a four-star overall rating and four-star rating for each of the three- and ten-year periods from Morningstar based on Morningstar’s risk-adjusted return measures.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was approximately equivalent to the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and approximately equivalent to the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-0021NCSRSA0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New York AMT-Free Municipal Bond Fund

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 23, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)